UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                           -----------------

Check here if Amendment |X|; Amendment Number: 2
This Amendment (Check only one.):
            |X| is a restatement.
            |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

      Name:                   GREEN STREET INVESTORS, LLC

      Address:                2901 W. COAST HIGHWAY
                              SUITE 200 #23-24
                              NEWPORT BEACH, CALIFORNIA 92663

      13F File Number:        028-12448


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

      Name:                   Patrick Burns

      Title:                  Reporting Agent

      Phone:                  310-275-7300

      Signature, Place, and Date of Signing:

      /s/ Patrick Burns       Beverly Hills, CA       05/16/2007
      --------------------    ------------------      ----------------
      (Signature)             (City, State)           (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              27

Form 13F Information Value Total (thousands):                $95,921.51


List of Other Included Managers:                                   NONE

Form 13F-HR Information Table

COLUMN 1                      COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
---------------------------- ---------   ---------  ----------   -------------------   ----------    --------   -------------------
                              Title of                VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
Name of Issuer                  Class      CUSIP     (x$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED   NONE

AMB PPTY CORP COM                COM     00163T109   5,349.89    91,000    SH              YES        NONE      YES
ARCHSTONE-SMITH TRUST            COM     039583109   5,390.00    99,300    SH              YES        NONE      YES
AVALONBAY CMNTYS INC             COM     053484101   4,160.00    32,000    SH              YES        NONE      YES
BOSTON PROPERTIES INC            COM     101121101  10,683.40    91,000    SH              YES        NONE      YES
CAMDEN PPTY TR SH BEN INT        COM     133131102   1,750.72    24,900    SH              YES        NONE      YES
DCT INDUSTRIAL TRUST INC         COM     233153105   2,084.45   176,200    SH              YES        NONE      YES
DEVELOPERS DIVERSIFIED RLTY
   CORP                          COM     251591103   7,227.21   114,900    SH              YES        NONE      YES
DUKE REALTY CORPORATION          COM     264411505   4,177.47    96,100    SH              YES        NONE      YES
EDUCATION RLTY TR INC            COM     28140H104     418.27    28,300    SH              YES        NONE      YES
EQUITY RESIDENTIAL PPTYS TR
   SH BEN INT                    COM     29476L107   6,125.21   127,000    SH              YES        NONE      YES
EXTRA SPACE STORAGE INC          COM     30225T105   1,291.71    68,200    SH              YES        NONE      YES
FEDERAL RLTY INVT TR SH BEN
   INT NEW 1 & 1 TAKEOVER
   RT EFF:                       COM     313747206   5,183.46    57,200    SH              YES        NONE      YES
FELCOR LODGING TRUST INC         COM     31430F101     423.31    16,300    SH              YES        NONE      YES
HEALTH CARE PPTYS INVS INC       COM     42217K106   5,408.10   150,100    SH              YES        NONE      YES
HILTON HOTELS CORP               COM     432848109   3,779.40   105,100    SH              YES        NONE      YES
KILROY REALTY CORP               COM     49427F108   1,843.75    25,000    SH              YES        NONE      YES
MACERICH CO                      COM     554382101   8,460.18    91,600    SH              YES        NONE      YES
NATIONWIDE HEALTH PPTYS INC      COM     638620104   1,981.88    63,400    SH              YES        NONE      YES
PENNSYLVANIA REAL ESTATE
   INVT TR SH BEN INT            COM     709102107   1,897.32    42,800    SH              YES        NONE      YES
PUBLIC STORAGE INC               COM     74460D109     880.43     9,300    SH              YES        NONE      YES
SL GREEN REALTY CORP             COM     78440X101   5,651.82    41,200    SH              YES        NONE      YES
STARWOOD HOTELS & RESORTS
   WORLDWIDE INC                 COM     85590A401   3,631.60    56,000    SH              YES        NONE      YES
SUN CMNTYS INC                   COM     866674104     493.22    15,900    SH              YES        NONE      YES
SUNSTONE HOTEL INVS INC NEW      COM     867892101     449.79    16,000    SH              YES        NONE      YES
TAUBMAN CTRS INC                 COM     876664103   4,697.19    81,000    SH              YES        NONE      YES
U-STORE-IT TR                    COM     91274F104   2,070.35   102,900    SH              YES        NONE      YES
WELLS FARGO SHORT-TERM
   INVESTMENT FUND G             COM     PF9980004     411.38   411,381    SH              YES        NONE      YES